ACQUISITIONS	12 Months Ended
Dec. 31, 2011
ACQUISITIONS
4.	ACQUISITIONS

For the year ended December 31, 2011

Acquisition of a medical center in Chengdu Military Hospital

In order to expand the Group’s network in cancer radiotherapy and diagnosis, on January 10, 2011, the Group acquired certain medical equipment and the related business located in Chengdu Military Hospital (“CD hospital”) in Chengdu, PRC from a third party for a cash consideration of RMB18,000 (US$2,860). These acquired assets and activities were considered to constitute businesses in accordance with ASC 805, Business Combinations (“ASC 805”).

The Group, with the assistance of an independent appraiser, determined the fair value of the acquired intangible assets to be approximately RMB7,963. The Company amortizes acquisition related intangible assets on a straight basis over their estimated economic lives.

Unaudited pro forma consolidated financial information has not been provided due to the overall insignificance of the acquisition relative to the Company’s results of operations and financial condition. The results of the operations have been included in the Company’s consolidated financial statements since consummation of the acquisition.

The purchase price allocation for the acquisition is primarily based on valuations determined by the Group with the assistance of an independent appraiser. The purchase price was allocated to net assets acquired at estimated fair value as follows:

RMB

Current assets	3,465
Property, plant and equipment	6,600
Contract with hospitals	7,963
Deferred tax assets	1,984
Deferred tax liabilities	(2,012)

Total purchase price allocated	18,000
Cash consideration	18,000

For the year ended December 31, 2010

Acquisition of TKM

TKM was established in Tianjin, the PRC, on November 16, 2007 as a limited liability company. The registered and paid-in capital of TKM amounted to RMB5,000. Similarly, TKM is principally engaged in the provision of leasing of medical equipment and management services. On April 22, 2010, the Group consummated 100% of the equity interest of TKM for RMB42,000 and contingent consideration of up to RMB18,000 based on the achievement of pre-determined net profit and accumulated net profit targets of the existing contracts entered into by TKM up to March 2013. The acquisition of TKM was designed to strengthen the Group’s presence in northern China, an important market for the Group’s business.

The contingent consideration has been recorded at its present value of RMB16,536 at the date of acquisition, and subsequently remeasured to fair value at each reporting date until the contingency is resolved, with changes in fair value recognized in the consolidated statement of operations. As at December 31, 2010 and 2011, RMB14,072 and RMB11,999 (US$1,906) was recorded in “Contingent business acquisition consideration”, respectively.

The Group, with the assistance of an independent appraiser, determined the fair value of the acquired intangible assets to be approximately RMB22,579. The Company amortizes acquisition related intangible assets on a straight basis over their estimated economic lives.

Unaudited pro forma consolidated financial information has not been provided due to the overall insignificance of the acquisition relative to the Company’s results of operations and financial condition for the year ended December 31, 2010. The results of TKM’s operations have been included in the Company’s consolidated financial statements since consummation of the acquisition.

The purchase price allocation for the acquisition is primarily based on valuations determined by the Group with the assistance of an independent appraiser. The purchase price was allocated to net assets acquired at estimated fair value as follows:

RMB

Current assets	4
Property, plant and equipment	41,217
Contract with hospitals	22,579
Deferred tax assets	381
Deferred tax liabilities	(5,645)

Total purchase price allocated	58,536
Including: cash consideration	42,000
fair value of contingent consideration	16,536

Acquisition of CCICC

CCICC was established in Xi’an, the PRC on March 2, 2009 as a limited liability company. The registered and paid-in capital of CCICC amounted to RMB150,000. On July 6, 2010, the Group consummated 52% of the equity interest of CCICC for total consideration of approximately RMB103,181. The transaction was accounted for as an acquisition of assets pursuant to ASC 805, given the assets acquired consisted mainly of a building and prepaid land lease payments and did not constitute a business. The carrying value of the acquired assets were allocated based on their relative fair value, and subsequently depreciated or amortized over the straight line method over their respective estimated economic lives.